SHORT-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Short Term Borrowings

Short-term borrowings consisted of the following:

	As of	As of
	December 31, 2015	December 31, 2014
Agricultural Bank of China (“ABC”) (1)	$1,155,321	$1,220,306
China Construction Bank (“CCB”) (2)	1,232,343	1,301,660
China Merchants Bank (“CMB”) (3)	1,000,293	2,423,560
PingAn Bank (“PAB”) (4)	2,310,643	2,440,610
China Citic Bank (“CITIC”) (5)	1,622,457	4,507,514
Industrial and Commercial Bank of China (“ICBC”) (6)	4,079,145	3,585,835
Shanghai Pudong Development Bank (“SPDB”) (7)	-	1,971,302
Bank of China (“BOC”) (8)	3,864,625	2,073,420
Total	$15,264,827	$19,524,207

(1)	In January and May 2015, Great Plastics entered into two short-term bank loan agreements with ABC for twelve and six months, respectively. The loans bear a variable interest rate based on the prevailing interest rate set by the People’s Bank of China at the time of borrowing, plus 30 basis points. The effective rate is 5.06% and 5.58% per annum. The loans are guaranteed by the assets of Great Plastics, a third party guaranty company and a shareholder of the Company.

In May and July 2014, Great Plastics entered into two short-term bank loan agreements with ABC for twelve and six months, respectively. The loans bear a variable interest rate based on the prevailing interest rate set by the People’s Bank of China at the time of borrowing, plus 10 basis points. The effective rate is 6.60% per annum. The loans were guaranteed by the assets of a third party guaranty company and a shareholder of the Company.

(2)	In July 2015, Taizhou Fuling entered into a short term bank loan agreement with CCB for $1,232,343 million for twelve months. The loan bears interest rate which equals to China's one year loan prime rate, plus 29.25 base points. The effective interest rate is 5.14% per annum. In July 2014, Taizhou Fuling entered into a short-term bank loan agreement with CCB for approximately $1.3 million (RMB 8 million). The term of this loan is one year with a fixed interest of 6.30% per annum.

These loans are guaranteed by the Company’s principal shareholders and Zhejiang Special Plastics Technology Co., Ltd. (“Special Plastics”), an affiliated company owned by the shareholders of the Company. In addition, the Company has pledged land use right, properties and machinery equipment of Taizhou Fuling as collateral for the loans outstanding as of December 31, 2015 and December 31, 2014.

(3)	In October and December 2015, Taizhou Fuling entered into two short-term bank borrowing agreements for approximately $1.0 million (RMB 6.5 million) with CMB for six months. The loan bears a variable interest rate based on six-month of LIBOR, plus 60 basis points. The effective rate was 1.13% and 1.42% per annum. The loans are guaranteed by Special Plastics, an affiliated company owned by the shareholders of the Company, and its shareholders.

In March 2014, Taizhou Fuling entered into two short-term bank loan agreements with CCB for approximately $1.6 million and $800,000 for one year and five months, respectively. The loans bear variable interest rate based on the prevailing interest rate set by the People’s Bank of China at the time borrowing, plus 10 basis points. The effective rate was 6.60% and 4.12% per annum.

(4)	In March 2015, Great Plastics entered into three short-term bank borrowing agreements with PAB total amounted to $2,310,643 for six months to one year. The effective rate is 6.4%, 7.06% and 6.8% per annum, respectively. The loans are guaranteed by the assets of Great Plastics.

In March and September 2014, Great Plastics entered into series of short-term bank borrowing agreements with PAB for six months to one year, total amounted to $2,440,610. These loans bear a variable interest rate based on the prevailing interest rate set by the People’s Bank of China at the time of borrowing, plus 25 basis points. The effective rate is from 7.0% to 7.1% per annum. These loans are guaranteed by the assets of Taizhou Fuling.

(5)	During the year of 2015 and 2014, Taizhou Fuling and Great Plastics, entered into a series of short-term bank borrowing agreements with CITIC. The terms of the loan are four to twelve months. The interest rate is equal to three-month of LIBOR. The loan outstanding as of December 31, 2015 will expire on March 17, 2016. These loans are guaranteed by the principal shareholder of Taizhou Fuling.

(6)	During 2015 and 2014, Taizhou Fuling entered into a series of short-term bank borrowing agreements with ICBC. The terms of the loans are five months to one year, with fixed interest rates ranging from 2.33% to 6.16% per annum. These loans are guaranteed by the shareholders of Special Plastics, its shareholders and third party individuals. In addition, the Company has pledged the land use right and properties as collateral.

(7)	During 2015 and 2014, Taizhou Fuling entered into a series of short-term bank borrowing agreements with SPDB. The terms of the loans are three months to four months, with fixed interest rates equal to 4.8% to 5.0% per annum in excess of six-month LIBOR. The loans borrowed in 2015 have been paid off as of December 31, 2015. These loans are guaranteed by Special Plastics and its shareholders. In addition, the Company has pledged the land use right and properties as collateral in 2015.

(8)	During 2015 and 2014, Taizhou Fuling and Great Plastics entered into a series of short-term bank borrowing agreements and other financing agreements with BOC. The terms of the loans are two to twelve months, with fixed interest rates based on LIBOR (for loans dominated in USD) or prime loan rates issued by People's Bank of China (for loans dominated in RMB), plus certain base point. The effective interest rates were from 1.58% to % to 6.72% per annum. These loans are guaranteed by Great Plastics and its shareholders. In addition, Nil and $1,241,458 cash was deposited in the bank as security deposit for the outstanding loans and other financing instruments as of December 31, 2015 and December 31, 2014, respectively.